UMB FUND SERVICES, INC.

803 West Michigan Street

Milwaukee, Wisconsin 53233

(414) 299-2000

February 4, 2011

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549

Re:	Marshall Funds, Inc. (the “Registrant”)
Registration No: 811-58433
Filing Pursuant to Rule 30b1-5 under the Investment Company
Act of 1940 (SEC Accession Number 0001193125-11-016760)

Ladies and Gentlemen:

On January 28, 2011, the Registrant inadvertently transmitted its quarterly report on Form N-Q using the incorrect EDGAR submission type, Form N-CSR, (SEC Accession Number 001193125-11-016760). This filing was submitted in error and should be disregarded. The Registrant filed its quarterly report on Form N-Q using the correct EDGAR submission type on January 28, 2011 (SEC Accession Number 0001193125-11-017514).

Sincerely,

/s/ Constance Dye Shannon
Constance Dye Shannon Executive Vice President and General Counsel

Encl.